(33) FINANCIAL INSTRUMENTS (Details 5) - Interest Rate Hedge [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Exposure	R$ (8,229,862)
Decrease (increase) Scenario I	61,401
Decrease (increase) Raise/drop of index by 25%	(227,090)
Decrease (increase) Raise/drop of index by 50%	(515,580)
CDI [Member]
Statement Line Items [Line Items]
Exposure	R$ (9,719,308)
Risk	CDI apprec.
Decrease (increase) Scenario I	R$ 7,775
Decrease (increase) Raise/drop of index by 25%	(157,695)
Decrease (increase) Raise/drop of index by 50%	(323,167)
CDI [Member] | Financial Liability Instruments [Member]
Statement Line Items [Line Items]
Exposure	(8,988,008)
Decrease (increase) Scenario I	7,190
Decrease (increase) Raise/drop of index by 25%	(145,830)
Decrease (increase) Raise/drop of index by 50%	(298,851)
CDI [Member] | Derivatives - Plain Vanilla Swap [Member]
Statement Line Items [Line Items]
Exposure	(4,501,345)
Decrease (increase) Scenario I	3,601
Decrease (increase) Raise/drop of index by 25%	(73,034)
Decrease (increase) Raise/drop of index by 50%	(149,670)
CDI [Member] | Financial Asset Instruments [Member]
Statement Line Items [Line Items]
Exposure	3,770,045
Decrease (increase) Scenario I	(3,016)
Decrease (increase) Raise/drop of index by 25%	61,169
Decrease (increase) Raise/drop of index by 50%	125,354
IGP-M [Member] | Financial Liability Instruments [Member]
Statement Line Items [Line Items]
Exposure	R$ (57,291)
Risk	IGP-M apprec.
Decrease (increase) Scenario I	R$ (2,286)
Decrease (increase) Raise/drop of index by 25%	(2,783)
Decrease (increase) Raise/drop of index by 50%	(3,280)
TJLP [Member] | Financial Liability Instruments [Member]
Statement Line Items [Line Items]
Exposure	R$ (3,944,876)
Risk	TJLP apprec.
Decrease (increase) Scenario I	R$ 9,862
Decrease (increase) Raise/drop of index by 25%	(56,708)
Decrease (increase) Raise/drop of index by 50%	(123,277)
IPCA [Member]
Statement Line Items [Line Items]
Exposure	R$ 5,114,198
Risk	drop in the IPCA
Decrease (increase) Scenario I	R$ 56,768
Decrease (increase) Raise/drop of index by 25%	7,287
Decrease (increase) Raise/drop of index by 50%	(42,192)
IPCA [Member] | Financial Liability Instruments [Member]
Statement Line Items [Line Items]
Exposure	(1,311,432)
Decrease (increase) Scenario I	(14,557)
Decrease (increase) Raise/drop of index by 25%	(1,869)
Decrease (increase) Raise/drop of index by 50%	10,819
IPCA [Member] | Derivatives - Plain Vanilla Swap [Member]
Statement Line Items [Line Items]
Exposure	94,949
Decrease (increase) Scenario I	1,054
Decrease (increase) Raise/drop of index by 25%	135
Decrease (increase) Raise/drop of index by 50%	(783)
IPCA [Member] | Concession financial asset
Statement Line Items [Line Items]
Exposure	6,330,681
Decrease (increase) Scenario I	70,271
Decrease (increase) Raise/drop of index by 25%	9,021
Decrease (increase) Raise/drop of index by 50%	(52,228)
SELIC [Member]
Statement Line Items [Line Items]
Exposure	R$ 377,415
Risk	drop in the SELIC
Decrease (increase) Scenario I	R$ (10,718)
Decrease (increase) Raise/drop of index by 25%	(17,191)
Decrease (increase) Raise/drop of index by 50%	(23,664)
SELIC [Member] | Financial Liability Instruments [Member]
Statement Line Items [Line Items]
Exposure	(139,926)
Decrease (increase) Scenario I	3,974
Decrease (increase) Raise/drop of index by 25%	6,374
Decrease (increase) Raise/drop of index by 50%	8,773
SELIC [Member] | Sector Financial Asset and Liability [Member]
Statement Line Items [Line Items]
Exposure	517,341
Decrease (increase) Scenario I	(14,692)
Decrease (increase) Raise/drop of index by 25%	(23,565)
Decrease (increase) Raise/drop of index by 50%	R$ (32,437)